Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity
Equity
Share capital
As at 31 December 2024, the Company has issued and fully paid 460,947,057 Shares (31 December 2023: 459,200,818 Shares and 31 December 2022: 457,106,453 Shares) with a nominal value of €0.01 per share. Shares in issue have one voting right each and no restrictions related to dividends or return of capital.

	Number of Shares	Share capital
	millions	€ million
As at 1 January 2022	456	5
Issuances of Shares	1	—
Cancellation of Shares	—	—
As at 31 December 2022	457	5
Issuance of Shares	2	—
Cancellation of Shares	—	—
As at 31 December 2023	459	5
Issuance of Shares	2	—
Cancellation of Shares	—	—
As at 31 December 2024	461	5
The number of Shares increased in 2024, 2023 and 2022 from the issue of 1,746,239, 2,094,365 and 871,421 Shares, respectively, following the exercise of share-based payment awards.
Share premium
The share premium account increased by cash received for the exercise of options by €31 million in 2024, €42 million in 2023 and €14 million in 2022.
Treasury shares
In December 2024, Coca-Cola Europacific Partners plc Employee Benefit Trust (referred to as “the Trust”) was established for the purpose of facilitating the acquisition and distribution of CCEP Shares for the benefit of satisfying the Group’s share-based payments obligations under its existing and future share-based compensation plans. The Trust’s operations are included in the Group’s consolidated financial statements.
CCEP Shares acquired in the market and held by the Trust are classified as treasury shares for accounting purposes. The book value of shares held is deducted from retained earnings. As at 31 December 2024, the total consideration of the Shares acquired by the Trust of €7 million, including directly attributable costs, was deducted from retained earnings. As at 31 December 2024, the Trust held 92,564 Shares (31 December 2023 and 31 December 2022: nil) classified as treasury shares for accounting purposes. The Shares held by the Trust are excluded from the calculation of earnings per share (see Note 6).
Dividends are waived on all Shares held with this classification by the Trust.
Merger reserves
The consideration transferred in relation to previous business acquisitions (CCIP and CCEG) qualified for merger relief under the Companies Act. As such, the excess consideration transferred over nominal value of €287 million was required to be excluded from the share premium account and recorded to merger reserves.
Other reserves
The following table summarises the balances in other reserves (net of tax) as at the dates presented:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Cash flow hedge reserve	32	31	104
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(1,059)	(974)	(728)
Reserve related to the acquisition of non-controlling interests	(79)	(79)	(79)
Other reserves(A)	(3)	2	(1)
Total other reserves	(912)	(823)	(507)
A.Other reserves relate to cost of hedging which represents forward point on spot designations, time value of options and currency basis.
Movements, including the tax effects, in these accounts through to 31 December 2024 are included in the consolidated statement of comprehensive income or directly within the consolidated statement of changes in equity.

Dividends
Dividends are recognised on the date that the shareholder’s right to receive payment is established. In respect of interim dividends, this is generally the date when the dividend is paid.

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
First half dividend(A)	340	308	256
Second half dividend(B)	567	533	507
Total dividend on ordinary shares paid	907	841	763
A.Dividend of €0.74 per Share was paid in first half of 2024. Dividend of €0.67 per Share was paid in first half of 2023. Dividend of €0.56 per Share was paid in first half of 2022.
B.Dividend of €1.23 per Share was paid in second half of 2024. Dividend of €1.17 per Share was paid in second half of 2023. Dividend of €1.12 per Share was paid in second half of 2022.

Additionally, dividends attributable to restricted stock units and performance share units that are unvested at the period end date are accrued accordingly. During 2024, an incremental dividend accrual of €4 million has been recognised (2023: €3 million; 2022: €3 million). During 2024, the Group paid €3 million
(2023: €2 million; 2022: €1 million) of dividends related to vested within the period restricted stock units and performance share units.
Non-controlling interests
As at 31 December 2024, 31 December 2023 and 31 December 2022, equity attributable to non-controlling interest was €496 million, nil and nil, respectively.
A non-controlling interest (NCI) of €468 million has been recognised in connection with Aboitiz Equity Ventures Inc. (AEV) 40% ownership of CCEP Aboitiz Beverages Philippines, Inc. (CABPI), the accounting acquirer of CCBPI (refer to Note 4 for further details). The Group measured the non-controlling interest in CABPI based on their proportionate share of net assets. The Group recognises changes in NCI based upon post-acquisition results of the year and movements in reserves.
CABPI is the only subsidiary of the Group which has a material non-controlling interest.
The following table summarises the financial information in relation to CABPI, prior to intragroup eliminations:

CABPI	Year ended 31 December
2024
€ million
NCI percentage	40%
Non-current assets	2,007
Current assets	464
Non-current liabilities	(621)
Current liabilities	(614)
Net assets	1,236
Net assets attributable to non-controlling interest	494
Revenue	1,652
Profit after taxes	64
Other comprehensive income	1
Comprehensive income for the period	65
Comprehensive income attributable to non-controlling interest	26
Net cash flows from operating activities	204
Net cash flows used in investing activities	(1,694)
Net cash flows from financing activities (dividends to NCI: nil)	1,521
Net increase in cash and cash equivalents	31